Interest and finance costs, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest And Debt Expense [Abstract]
Interest expense on bank debt (Note 7)	$ 3,541	$ 3,282	$ 3,029
Interest expense and other fees on related party debt (Note 3)	2,945	3,247	1,195
Amortization of deferred financing costs (Note 7)	268	196	197
Commitment fees and other (Note 7)	412	21	133
Total	$ 7,166	$ 6,746	$ 4,554